Goodwill and Other Intangible Assets - Schedule of Carrying Amount and Accumulated Amortization of Acquired Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,277,790	$ 1,277,790
Accumulated Amortization	(928,206)	(885,952)
Net Carrying Amount	349,584	391,838
Backlog and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	743,760	743,760
Accumulated Amortization	(686,425)	(669,045)
Net Carrying Amount	57,335	74,715
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	534,030	534,030
Accumulated Amortization	(241,781)	(216,907)
Net Carrying Amount	$ 292,249	$ 317,123